Notes Payable (10-Q) (Details Narrative) (USD $)	0 Months Ended								1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		48 Months Ended						6 Months Ended						3 Months Ended		9 Months Ended			0 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 18, 2013	Apr. 24, 2013	Mar. 31, 2013	Jun. 15, 2012	Jan. 17, 2012	Jun. 30, 2013 Promissory Note One [Member]	Jun. 30, 2013 Promissory Note Two [Member]	Sep. 30, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	Sep. 30, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Sep. 30, 2013 Convertible Debt [Member]	Sep. 30, 2012 Convertible Debt [Member]	Sep. 30, 2013 Convertible Debt [Member]	Sep. 30, 2012 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	Oct. 24, 2013 Revolving Loan [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Sep. 30, 2013 Revolving Loan [Member]	Sep. 30, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																					$ 250,000				$ 351,649		$ 2,000,000
Net proceeds received from loan															369,497	419,497		419,497																			201,775
Notes payable interest rate						10.00%	8.00%	10.00%	10.00%																																	18.00%	12.00%
Revolving loan renewal fees percentage																																							4.00%	4.00%
Revolving loan transaction advisory fees percentage																																							4.00%	4.00%
Asset monitoring fees																																							1,500	1,500
Due diligence fees on revolving loan																																							10,000	10,000
Document review and legal fees																																							12,500	12,500
Brokerage fees																																							17,500	17,500
Debt issuance costs																																							53,225	53,225
Interest expense amortized							93,447		8,333			27,393	305,516	358,325	463,424	843,004	(12,265)	1,185,429												2,291	252,726	93,168	62,695					0	24,394	28,831
Minimum monthly fees as a percentage on revolving loan commitment																																							0.875%	0.875%
Common stock shares available for purchases																																					1,841,564
Percentage of issued and outstanding common stock shares																																					1.00%
Exercise price of the warrants	$ 0.015		$ 0.01		$ 0.015	$ 0.05	$ 0.02	$ 0.015																													$ 0.001
Redemption of warrant in full by payment																																				90,000	30,000
Notes payable to employees																	157,355
Accounts payable and accrued expenses														474,049	559,378	928,355	472,745	2,238,635																				0	90,000
Fair value of the warrants treated as a discount								95,082						79,167		837,264	95,082																						217,817
Interest expense												0	23,771	79,167	71,312																							0	90,758
Capital lease obligations, maximum																																					250,000	250,000	250,000
Securities available for sale																																					1,000,000	1,000,000	1,000,000
Percentage of cash flows																																					75.00%		75.00%
Amount of principal due												112,570		112,570		121,815	139,243	112,570		70,000	60,000					10,000	10,000											250,000	250,000	250,000
Interest on promissory notes																				5,000	2,500
Promissory notes retired														40,500	10,000	10,000	10,000	60,500						75,000	25,000
Warrants issued for repayment of promissory notes														$ 5,000,000
Accrued interest	5,000				2,500							5,075		5,075		3,758	965	5,075	600							1,363	802	25,900	14,319	44,749		44,749		25,995		11,649		26,724	26,724	175
Total debt payable												40,000		40,000				40,000																	449,221						351,649
Issued notes payable to employees in lieu of compensation										157,355												1,000	10,000
Accrued interest rate on related parties notes payable										2.25%	2.25%			0.80%		0.80%	2.25%
Debt instrument, maturity date	Jun. 20, 2013	Jul. 13, 2013		Mar. 13, 2013										Jun. 15, 2013		Jun. 15, 2013
Secured notes payable								100,000				397,948		397,948		144,948	43,828	397,948
Warrants granted to purchase shares	2,000,000							6,666,666
Warrants expiry date	Feb. 12, 2016				Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013
Fair value of warrants																										380,000
Warrants expect term														3 years
Warrants volatility percentage												58.90%		58.90%				58.90%
Warrants discount rate												0.42%		0.42%				0.42%
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Amortized value of convertible debt instrument																														0	362,817	79,167	687,264
Restructuring fee																																			50,000
Payment of debt																																			$ 65,631